Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended				12 Months Ended
	Sep. 30, 2015	Jan. 31, 2015	Oct. 30, 2013	Oct. 29, 2013	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2014	Oct. 31, 2014
Stockholders Equity Note [Line Items]
Common stock, shares issued					20,408,616				20,408,616
Common stock, shares outstanding					20,408,616				20,408,616
Derivative liabilities					$ 4,750,687				$ 6,671,524
Sale Of Stock Units			41,833	12,826,752
Stock Units Issued Related Cost				$ 760,000
Gross Proceeds From Issuance Of Units				$ 30,840,000
Potential Additional Equity Financing							$ 12,000,000
Future Issuance of Equity and Debt Security Term					18 months
Common Shares
Stockholders Equity Note [Line Items]
Shares Of Common Stock Reserved For Issuance Upon The Exercise Of Outstanding Options And Warrants					35,018,338
Maxim Group Llc
Stockholders Equity Note [Line Items]
Common stock, shares issued							7,500
Number of securities called by warrants							283,750
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.64
Warrant Term							5 years
Derivative liabilities					$ 0				100,000
Placement Fee Paid							$ 1,035,000
Class A Warrants
Stockholders Equity Note [Line Items]
Number of securities called by warrants								152,740
Class Of Warrant Or Right Initial Exercise Price Of Warrants Or Rights								$ 8.00
Number Of Warrants Expired Unexercised						152,740
Class B Warrants
Stockholders Equity Note [Line Items]
Number of securities called by warrants								801,885
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 3.55
Warrant Term								5 years
Derivative liabilities					0				0
Class Of Warrant Or Right Initial Exercise Price Of Warrants Or Rights								$ 9.20
Number Of Warrants Expired Unexercised	801,885
Series A Warrant
Stockholders Equity Note [Line Items]
Number of securities called by warrants							6,190,500
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 4.00
Warrant Term							5 years
Series B Warrant
Stockholders Equity Note [Line Items]
Number of securities called by warrants							6,190,500
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.40
Number Of Warrants Expired Unexercised		6,190,500
Series C Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.01
Warrant Term				5 years		5 years
Series D Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.00		$ 4.00
Warrant Term				5 years		5 years
Series E Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 2.40
Number Of Warrants Expired Unexercised		12,868,585
Securities Purchase and Registration Rights Agreement | Series C Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01
Securities Purchase and Registration Rights Agreement | Series E Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 2.40
Common Stock
Stockholders Equity Note [Line Items]
Sale Of Stock Units				12,868,585
Series D Warrants and Series E Warrants
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.40
Derivative liabilities					3,000,000				3,000,000
Stock Issued During Period, Shares, Conversion of Units				8,413,354
Series C Warrants, Series D Warrants and Series E Warrants
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.39
Sale Of Stock Units				4,455,231
Series A and B Warrants
Stockholders Equity Note [Line Items]
Derivative liabilities					$ 1,800,000				$ 3,500,000